Note 12 - Black-Scholes Option Pricing Model Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Risk-free interest rate	1.20%	1.50%	1.70%	1.50%
Expected volatility	77.60%	57.80%	47.00%	57.80%
Expected life (in years)		4 years 36 days	4 years 36 days	5 years
Maximum [Member]
Risk-free interest rate	1.40%	1.60%	1.80%	1.60%
Expected volatility	82.10%	59.30%	60.00%	59.30%
Expected life (in years)		4 years 73 days	5 years 109 days	6 years 182 days
Expected volatility			59.00%
Expected life (in years)	4 years 73 days	4 years 73 days	5 years 109 days	4 years 73 days
Expected dividend yield		0.00%	0.00%	0.00%